Stock-based Compensation - Summary of Fair Value Stock Option Assumptions (Detail)	12 Months Ended
Dec. 29, 2012
Schedule Of Stock Options [Line Items]
Expected life	6 years 1 month 6 days
Expected volatility	68.80%
Dividend yield
Risk-free interest rate	1.00%